UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2017

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 38.5%
	AIM Aviation Finance, Series 2015-1A, Class C1
$ 3,150,428	4.750%, 02/15/40	$2,961,402
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36	5,079,640
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
767,813	5.682%, 12/16/41 (A)	781,510
	CAM Mortgage Trust, Series 2016-1, Class M
3,350,000	5.000%, 01/15/56 (B)	3,226,322
	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21	1,608,768
	CarNow Auto Receivables Trust, Series 2015-1A, Class E
8,590,000	6.850%, 05/17/21	7,897,835
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47	3,016,233
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47	3,268,533
	Colony American Homes, Series 2014-2A, Class F
2,000,000	4.334%, 07/17/31 (B)	2,003,008
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
1,540,012	4.857%, 05/25/35 (A)	1,567,671
	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21	1,119,940
	CPS Auto Receivables Trust, Series 2014-B, Class E
800,000	5.850%, 08/16/21	795,762
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22	2,115,393
	CPS Auto Receivables Trust, Series 2016-B, Class E
5,110,000	8.140%, 05/15/23	5,498,891
	DT Auto Owner Trust, Series 2015-1A, Class D
1,055,000	4.260%, 02/15/22	1,076,989
	DT Auto Owner Trust, Series 2015-2A, Class D
2,080,000	4.250%, 02/15/22	2,125,555
	DT Auto Owner Trust, Series 2015-3A, Class D
5,110,000	4.530%, 10/17/22	5,231,159
	DT Auto Owner Trust, Series 2016-1A, Class D
5,150,000	4.660%, 12/15/22	5,260,470
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C) (D)	8,895,168
	Falcon Aerospace, Series 2017-1, Class A
2,274,470	4.581%, 02/15/42	2,268,784

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 38.5% (continued)
	FAN Engine Securitization, Series 2013-1A, Class 1A
$ 4,660,229	4.625%, 10/15/43	$4,606,636
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22	5,290,433
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23	2,075,177
	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22	3,061,944
	Flagship Credit Auto Trust, Series 2015-3, Class D
1,355,000	7.120%, 11/15/22	1,424,878
	GCA Holdings, Series 2014-1, Class C
1,848,590	6.000%, 01/05/30 (C)	1,168,309
	GCA Holdings, Series 2014-1, Class D
725,945	7.500%, 01/05/30 (C)	209,217
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.000%, 01/05/30 (C)	6,952
	Global Container Assets, Series 2015-1A, Class B
924,589	4.500%, 02/05/30	890,359
	Home Partners of America Trust, Series 2016-1, Class E
5,085,000	5.143%, 03/17/33 (B)	5,166,072
	Key Resorts, Series 2014-A, Class C
1,604,656	5.870%, 03/17/31	1,607,926
	Leaf Receivables Funding 10, Series 2015-1, Class E2
4,470,000	6.000%, 06/15/23	4,396,527
	Leaf Receivables Funding 11, Series 2016-1, Class E1
1,300,000	5.500%, 04/15/23	1,274,014
	Leaf Receivables Funding 11, Series 2016-1, Class E2
3,152,000	6.000%, 06/15/24	2,921,779
	Merlin Aviation Holdings DAC, Series 2016-1, Class A
2,708,718	4.500%, 12/15/32 (A)	2,645,321
	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24	5,518,758
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26	3,505,343
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25	7,777,768
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28	985,317
	Rise, Series 2014-1, Class B
719,853	6.500%, 02/15/39 (B) (C)	716,254

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 38.5% (continued)
	Shenton Aircraft Investment I, Series 2015-1A, Class A
$ 4,261,124	4.750%, 10/15/42	$4,362,892
	Shenton Aircraft Investment I, Series 2015-1A, Class B
4,551,729	5.750%, 10/15/42	4,651,759
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24	4,076,807
	Tidewater Auto Receivables Trust, Series 2014-AA, Class D
3,200,000	3.570%, 05/15/21	3,215,061
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23	3,837,710
	TSTC, Series 2010-1
4,000,000	7.711%, 08/27/17 (C)	4,000,000
	VOLT, Series 2017-NPL1, Class A2
1,015,000	6.000%, 02/25/47 (A)	1,001,112
	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A)	2,741,430
	VOLT XLV, Series 2016-NPL5, Class A2
5,455,000	4.875%, 05/25/46 (A)	5,330,709
	VOLT XLVIII, Series 2016-NPL8, Class A2
4,830,000	6.125%, 07/25/46 (A)	4,833,606
	VOLT XXXV, Series 2016-NPL9, Class A2
3,880,000	5.875%, 09/25/46 (A)	3,844,101
	VOLT XXXVIII, Series 2015-NP12, Class A2
4,907,387	4.500%, 09/25/45 (A)	4,828,036
	Westgate Resorts, Series 2014-1A, Class C
389,717	5.500%, 12/20/26	392,523

	Total Asset-Backed Securities (Cost $169,448,636)	168,163,763

Residential Mortgage-Backed Obligations — 29.5%
	Alliance Bancorp Trust, Series 2007-OA1, Class A1
6,809,052	1.222%, 07/25/37 (B)	4,994,981
	Alternative Loan Trust, Series 2003-20CB, Class 2A1
1,107,798	5.750%, 10/25/33	1,140,287
	Alternative Loan Trust, Series 2003-9T1, Class A7
1,556,732	5.500%, 07/25/33	1,541,671
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
466,286	5.750%, 01/25/35	467,271

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.5% (continued)
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
$ 2,261,637	6.000%, 09/25/34	$2,326,512
	Alternative Loan Trust, Series 2004-J3, Class 1A1
896,268	5.500%, 04/25/34	909,999
	Alternative Loan Trust, Series 2005-J1, Class 2A1
493,625	5.500%, 02/25/25	501,914
	American Home Mortgage Investment Trust, Series 2005-2, Class 1A1
2,002,490	1.291%, 09/25/45 (B)	1,663,574
	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1
3,199,334	1.271%, 03/25/46 (B)	2,650,468
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
1,234,305	5.500%, 10/25/33	1,257,981
	Banc of America Alternative Loan Trust, Series 2004-6, Class 2A1
5,121,013	6.000%, 07/25/34	5,324,022
	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7
8,266	5.250%, 07/25/35	8,169
	Banc of America Funding Trust, Series 2004-B, Class 4A2
336,894	3.241%, 11/20/34 (B)	313,369
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,661,168	5.750%, 11/25/35	1,701,206
	Banc of America Funding Trust, Series 2007-4, Class 5A1
484,306	5.500%, 11/25/34	484,989
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
877,003	3.224%, 08/25/34 (B)	824,072
	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A17
1,215,636	5.500%, 10/25/35	1,076,874
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
3,360,160	3.010%, 08/25/35 (B)	3,206,723
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
853,540	3.183%, 09/25/34 (B) (E)	802,385
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
3,846,063	2.990%, 11/25/35 (B) (E)	3,624,058
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
517,541	5.500%, 08/25/34	538,660
	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1
1,805,046	1.402%, 05/25/35 (B)	1,499,563
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004- HYB8, Class 4A1
351,148	2.990%, 01/20/35 (B)	335,492

The accompanying notes are an intergral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.5% (continued)
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4A1
$ 1,929,579	1.261%, 04/25/35 (B)	$1,604,025
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- HYB7, Class 2A
192,266	3.184%, 11/20/35 (B) (C)	172,269
	Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 2A1
1,501,235	5.250%, 11/25/20	1,461,830
	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2005-5, Class 1A4
891,716	5.500%, 11/25/35 (B) (C)	938,531
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,482,311	1.341%, 06/25/34 (B)	1,349,638
	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A
3,104,610	1.324%, 09/19/45 (B)	2,330,667
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2
3,042,000	5.232%, 11/25/23 (B)	3,354,073
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
8,661,000	4.291%, 10/25/27 (B)	9,398,198
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
939,902	3.574%, 07/19/35 (B)	907,323
	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1
473,618	3.204%, 12/25/34 (B)	469,851
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
175,687	3.147%, 07/25/35 (B)	155,961
	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1
330,478	3.239%, 10/25/35 (B)	310,998
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
3,300,526	1.498%, 06/19/34 (B)	3,125,676
	HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A
5,547,041	1.158%, 11/19/36 (B)	4,609,961
	HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1A
924,687	1.194%, 09/19/46 (B)	753,394
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2,119,636	1.771%, 12/25/34 (B)	1,753,379
	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
2,732,023	1.622%, 07/25/45 (B)	2,293,047
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,478,113	3.158%, 08/25/35 (B)	2,048,007

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.5% (continued)
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
$ 5,924,737	1.201%, 02/25/46 (B)	$4,727,256
	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1
75	3.198%, 03/25/36 (B)	65
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
3,198,809	6.000%, 09/25/34	3,233,153
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
1,296,003	3.224%, 02/25/36 (B)	1,190,378
	JPMorgan Resecuritization Trust, Series 2014-5, Class 2A4
3,017,007	3.174%, 06/27/34 (B) (E)	2,741,785
	Lehman Mortgage Trust, Series 2005-3, Class 1A6
686,922	1.491%, 01/25/36 (B)	431,440
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
2,864,889	6.000%, 10/25/37	2,792,340
	Lehman XS Trust, Series 2005-7N, Class 3A1
840,267	1.271%, 12/25/35 (B)	614,951
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,402,492	1.251%, 02/25/46 (B)	1,107,878
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,829,343	3.447%, 03/25/35 (B)	2,623,348
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
4,423,313	3.126%, 03/25/35 (B)	3,917,477
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,689,919	3.333%, 04/25/36 (B)	1,664,842
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
904,526	5.250%, 11/25/33	934,087
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,955,000	5.500%, 03/25/34	5,044,235
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
1,103,271	5.500%, 06/25/34	1,130,203
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,488,269	6.000%, 06/25/34	1,539,953
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,849,044	6.000%, 09/25/34	3,018,001
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
318,113	5.500%, 11/25/35	327,074
	National City Mortgage Capital Trust, Series 2008-1, Class 2A1
598,608	6.000%, 03/25/38	620,478
	New York Mortgage Trust, Series 2006-1, Class 2A2
1,508,164	3.467%, 05/25/36 (B)	1,370,067

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 29.5% (continued)
	RALI Series Trust, Series 2004-QS8, Class A11
$ 420,194	5.500%, 06/25/34	$428,742
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,908,438	1.181%, 04/25/46 (B)	1,688,760
	RALI Series Trust, Series 2006-QO7, Class 3A2
853,151	1.196%, 09/25/46 (B)	645,223
	RALI Series Trust, Series 2007-QO4, Class A1A
1,480,949	1.181%, 05/25/47 (B)	1,342,362
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
3,155,357	4.251%, 03/25/35 (B)	2,551,580
	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A
268,921	3.038%, 09/25/34 (B)	264,356
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
6,434,108	1.292%, 07/25/35 (B)	5,170,710
	Structured Asset Securities Mortgage Pass-Through Certificates,
	Series 2004-20, Class 8A7
1,371,963	5.750%, 11/25/34	1,387,096
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
605,086	5.500%, 02/25/35	601,951
	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5,
	Class 2A3
1,432,133	2.492%, 05/25/37 (B)	1,196,125

	Total Residential Mortgage-Backed Obligations
	(Cost $124,855,427)	128,536,984

Commercial Mortgage-Backed Obligations – 20.3%
	A10 Securitization, Series 2003-2, Class D
290,000	6.230%, 11/15/27 (E)	290,522
	A10 Securitization, Series 2013-2, Class C
965,000	5.120%, 11/15/27 (E)	963,939
	A10 Securitization, Series 2015-1, Class D
2,146,000	4.990%, 04/15/34 (E)	2,021,127
	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class F
1,500,000	5.912%, 01/15/28 (B) (E)	1,514,478
	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M
2,450,000	9.112%, 05/15/20 (B)	2,384,530
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.855%, 08/15/45 (B) (E)	960,322

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 20.3% (continued)
	Commercial Mortgage Trust, Series 2016-SAVA, Class C
$ 3,110,000	3.550%, 10/15/34 (B)	$3,122,816
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
3,930,000	5.869%, 09/15/40 (B)	3,776,669
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (E)	4,767,746
	CSMC Trust, Series 2015-DEAL, Class E
4,180,000	4.994%, 04/15/29 (B) (E)	4,203,588
	CSMC Trust, Series 2015-TOWN, Class E
1,000,000	5.062%, 03/15/28 (B) (E)	1,001,254
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.686%, 01/10/21 (B) (E)	1,430,898
	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2
9,700,000	3.010%, 07/25/25	9,933,381
	GP Portfolio Trust, Series 2014-GPP, Class E
2,500,000	4.762%, 02/15/27 (B) (E)	2,429,542
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
13,555,000	5.949%, 08/10/45 (B)	13,627,047
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
1,457,236	5.021%, 01/12/37 (B)	1,485,127
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007- LDPX, Class AM
1,345,045	5.464%, 01/15/49 (B)	1,344,380
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.520%, 06/15/43 (B) (E)	3,039,635
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.401%, 06/15/43	354,434
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.409%, 08/15/46 (B) (E)	3,028,618
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
3,325,000	5.412%, 07/15/36 (B) (E)	3,356,132
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (B) (E)	2,078,409
	Motel 6 Trust, Series 2015-M6MZ, Class M
7,702,690	8.230%, 02/05/20 (E)	7,798,974

The accompanying notes are an intergral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 20.3% (continued)
	Motel 6 Trust, Series 2015-MTL6, Class F
$ 2,000,000	5.000%, 02/05/30 (E)	$1,970,352
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (B) (E)	1,742,607
	SCG Trust, Series 2013-SRP1, Class C
3,300,000	4.162%, 11/15/26 (B) (E)	3,206,669
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	4.359%, 11/15/27 (B) (E)	3,491,591
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.603%, 02/15/44 (B) (E)	2,161,070
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.641%, 03/15/44 (B) (E)	979,512

	Total Commercial Mortgage-Backed Obligations
	(Cost $88,841,759)	88,465,369

Shares
Preferred Stock – 2.3%
	Aergen Aviation
97,485	0.000%, * (C)	9,938,898

	Total Preferred Stock
	(Cost $9,748,500)	9,938,898

Principal Amount
Municipal Bond – 0.7%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
$3,170,000	7.309%, 06/01/34	3,123,908

	Total Municipal Bond
	(Cost $2,771,110)	3,123,908

The accompanying notes are an intergral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Shares	Description	Value
Short-Term Investment — 8.5%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.580% (F)
37,053,438	(Cost $37,053,438)	$37,053,438

	Total Investments — 99.8%
	(Cost $432,718,870)	435,282,360
	Other Assets and Liabilities, net —-0.2%	1,090,959

	Net Assets – 100.0%	$436,373,319

*	Non-income producing security.
(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2017. The coupon on a step bond changes on a specified date.
(B)	Variable rate security - Rate disclosed is the rate in effect on April 30, 2017.
(C)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2017, was $26,045,598 and represented 6.0% of net assets.

(D)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2017 was $59,605,213, representing 13.7% of Net Assets of the Portfolio.

(F)	The rate shown is the 7-day effective yield as of April 30, 2017.

FHLMC — Federal Home Loan Mortgage Corporation

RB — Revenue Bond

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary

Asset-Backed Securities	38.5%
Residential Mortgage-Backed Obligations	29.5
Commercial Mortgage-Backed Obligations	20.3
Short-Term Investment	8.5
Preferred Stock	2.3
Municipal Bond	0.7

Total Investments	99.8
Other Assets and Liabilities, net	0.2

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

11

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$432,718,870

Investments at value	$435,282,360
Cash	27,185
Interest receivable	1,137,965
Receivable for securities sold	878,700
Prepaid expenses	13,927

TOTAL ASSETS	437,340,137

LIABILITIES
Payable for securities purchased	869,963
Administrative fees payable	43,744
Trustees’ fees payable	4,096
Chief Compliance Officer fees payable	2,043
Other accounts payable and accrued expenses	46,972

TOTAL LIABILITIES	966,818

NET ASSETS	$436,373,319

NET ASSETS CONSIST OF:
Paid-in capital	$428,015,112
Undistributed net investment income	2,194,572
Accumulated net realized gain on investments	3,600,145
Net unrealized appreciation on investments	2,563,490

NET ASSETS	$436,373,319

COMPUTATION OF NET ASSET VALUE, OFFERING AND REDEMPTION PRICE:
Institutional Class:
Net assets	$436,373,319

Outstanding shares of beneficial interest (unlimited authorization - no par value)	38,654,036

Net asset value, offering and redemption price per share	$11.29

The accompanying notes are an integral part of the financial statements.

12

Statement of Operations

For the six-months ended April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$13,815,700
Dividends	33,076

13,848,776

Expenses
Administrative fees	280,812
Trustees’ fees and expenses	7,826
Chief Compliance Officer fees	2,875
Transfer agent fees and expenses	23,606
Legal fees	14,561
Audit and tax services fees	14,419
Registration fees	10,741
Custodian fees and expenses	9,910
Shareholder reporting expenses	6,794
Miscellaneous expenses	25,370

Total expenses	396,914

Net investment income	13,451,862

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,603,205
Net change in unrealized appreciation on investments	2,577,724

Net realized and unrealized gain on investments	6,180,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,632,791

The accompanying notes are an integral part of the financial statements.

13

Statement of Changes

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS:
Net investment income	$13,451,862	$28,406,596
Net realized gain on investments	3,603,205	4,114,400
Net change in unrealized appreciation/(depreciation) on investments	2,577,724	(5,026,352)
Net increase in net assets resulting from operations	19,632,791	27,494,644
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(11,408,643)	(27,115,123)
Realized gains	(5,629,987)	(4,284,431)
Total distributions	(17,038,630)	(31,399,554)
CAPITAL SHARE TRANSACTIONS (1):
Issued	1,440,000	20,455,000
Reinvestment of distributions	17,038,630	31,399,553
Redeemed	(70,782,919)	(75,475,572)
Net decrease in net assets from capital share transactions	(52,304,289)	(23,621,019)
Net decrease in net assets	(49,710,128)	(27,525,929)
NET ASSETS:
Beginning of the period	486,083,447	513,609,376
End of the period	$436,373,319	$486,083,447
UNDISTRIBUTED NET INVESTMENT INCOME	$2,194,572	$151,353

(1) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14

Financial Highlights

For a share outstanding throughout the years or periods

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/ (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains
Institutional Class
04/30/17@	$11.23	$0.32	$0.15	$0.47	$(0.28)	$(0.13)
10/31/16	11.32	0.61	(0.03)	0.58	(0.58)	(0.09)
10/31/15	11.50	0.58	(0.11)	0.47	(0.54)	(0.11)
10/31/14	11.51	0.62	0.14	0.76	(0.58)	(0.19)
10/31/13	11.61	0.69	0.18	0.87	(0.62)	(0.35)
10/31/12*	10.00	0.92	1.41	2.33	(0.72)	—

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
@	For the six-months ended April 30, 2017 (Unaudited).
*	The Fund commenced operations on December 15, 2011.

15

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)(d)	Ratio of expenses to average net assets (excluding reimbursements) (%) (d)	Ratio of net investment income to average net assets (%) (d)	Portfolio turnover rate (%)

$(0.41)	$11.29	4.25	$436,373	0.17	0.17	5.74	5
(0.67)	11.23	5.43	486,083	0.17	0.17	5.50	36
(0.65)	11.32	4.17	513,609	0.17	0.17	5.10	37
(0.77)	11.50	6.84	473,674	0.17	0.17	5.35	27
(0.97)	11.51	7.83	359,680	0.19	0.20	5.95	44
(0.72)	11.61	24.02	225,938	0.10	0.33	9.52	56

The accompanying notes are an integral part of the financial statements.

16

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Fund:

a. Use of Estimates. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors

17

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

18

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$153,167,863	$14,995,900	$168,163,763
Residential Mortgage- Backed Obligations	—	127,426,184	1,110,800	128,536,984
Commercial Mortgage- Backed Obligations	—	88,465,369	—	88,465,369
Preferred Stock	—	—	9,938,898	9,938,898
Municipal Bond	—	3,123,908	—	3,123,908
Short-Term Investment	37,053,438	—	—	37,053,438

Total Investments in Securities	$37,053,438	$372,183,324	$26,045,598	$435,282,360

19

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a reconciliation of investments for which unobservable inputs (Level 3) were used in determining fair value:

	Investments in Asset- Backed Securities	Investments in Residential Mortgage- Backed Obligations	Investments in Preferred Stock	Total Investments
Balance as of October 31, 2016	$16,797,857	$630,179	$—	$17,428,036
Accrued discounts/premiums	(6,787)	(6,596)	—	(13,383)
Realized gain/(loss)	(17,228)	—	—	(17,228)
Change in unrealized appreciation/(depreciation)	(47,097)	(16,361)	190,398	126,940
Purchases	—	—	9,748,500	9,748,500
Sales	(1,730,845)	(434,953)	—	(2,165,798)
Net transfer into Level 3	—	938,531	—	938,531
Net transfer out of Level 3	—	—	—	—

Ending Balance as of April 30, 2017	$14,995,900	$1,110,800	$9,938,898	$26,045,598

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(53,237)	$(16,362)	$190,398	$120,799

For the six-months ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six-months ended April 30, 2017, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each year.

For the six-months ended April 30, 2017, there have been no significant changes to the Fund’s fair value methodologies.

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The

20

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g. Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight

21

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2017, the Fund paid $280,812 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. (“BFDS”) serves as the servicing agent for the Fund under transfer agency agreements with the Trust.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

22

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

6. Capital Shares.

	Six-Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
SHARE TRANSACTIONS:
Issued	129,580	1,650,383
Reinvestment of distributions	1,527,564	2,830,833
Redeemed	(6,303,903)	(6,569,784)

Net share transactions	(4,646,759)	(2,088,568)

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2017, were as follows:

U.S.
			U.S.	Government
			Government	Sales and
	Purchases	Sales	Purchases	Maturities

Loomis Sayles Full Discretion	$	$
Institutional Securitized Fund	21,246,157	110,408,147	$–	$317,896

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2016 and the year ended October 31, 2015 were as follows:

		Long-Term
	Ordinary Income	Capital Gains	Total
2016	$27,184,152	$4,215,402	$31,399,554
2015	24,485,401	3,534,213	28,019,614

23

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

As of October 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$4,736,743
Undistributed Long-Term Capital Gain	3,347,113
Net Unrealized Depreciation	(14,234)
Other Temporary Differences	(2,305,576)

Total Distributable Earnings	$5,764,046

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2017, were as follows:

	Aggregate Gross	Aggregate Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$432,718,870	$10,036,254	$(7,472,764)	$2,563,490

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

24

Notes to Financial Statements

April 30, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

10. Other. At April 30, 2017, 18% of Institutional Class total shares outstanding were held by one record related party shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters. In October 2016 the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

25

Disclosure of Fund Expenses (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

26

Disclosure of Fund Expenses (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

	Beginning Account Value	Ending Account Value	Expenses Paid
Institutional Class	11/1/2016	4/30/2017	During Period*
Actual	$1,000.00	$1,042.50	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio, 0.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

27

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017